Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Sales and operating revenue:
Net sales	¥ 6,949,357	¥ 7,035,537	¥ 6,682,274
Financial services revenue	1,066,319	1,077,604	988,944
Other operating revenue	90,036	102,739	96,048
Sales and operating revenue, Total	8,105,712	8,215,880	7,767,266
Costs and expenses:
Cost of sales	5,166,894	5,275,144	5,140,053
Selling, general and administrative	1,691,930	1,811,461	1,728,520
Financial services expenses	907,758	882,990	816,158
Other operating expense, net	47,171	181,658	48,666
Costs and Expenses, Total	7,813,753	8,151,253	7,733,397
Equity in net income (loss) of affiliated companies	2,238	3,921	(7,374)
Operating income	294,197	68,548	26,495
Other income:
Interest and dividends	12,455	12,887	16,652
Gain on sale of securities investments, net	52,068	8,714	12,049
Other	2,326	3,475	13,752
Other income, Total	66,849	25,076	42,453
Other expenses:
Interest	25,286	23,600	23,460
Loss on devaluation of securities investments	3,309	852	1,648
Foreign exchange loss, net	20,565	20,533	9,224
Other	7,382	8,910	8,875
Other expenses, Total	56,542	53,895	43,207
Income before income taxes	304,504	39,729	25,741
Income taxes:
Current	94,578	80,751	101,243
Deferred	211	7,982	(6,661)
Income tax expense, Total	94,789	88,733	94,582
Net income (loss)	209,715	(49,004)	(68,841)
Less - Net income attributable to noncontrolling interests	61,924	76,976	59,528
Net income (loss) attributable to Sony Corporation's stockholders	¥ 147,791	¥ (125,980)	¥ (128,369)
Net income (loss) attributable to Sony Corporation's stockholders per share
- Basic	¥ 119.40	¥ (113.04)	¥ (124.99)
- Diluted	117.49	¥ (113.04)	(124.99)
Cash dividends	¥ 20.00		¥ 25.00